Loans from related companies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of repayment of loans from related companies

Details of the repayment schedule in respect of the loans from related companies are as follows:-

	2025	2025	2024
	US$	HK$	HK$

Loans repayable:-
Within one year or on demand	-	-	15,677,958

In the second to fifth years, inclusive	4,879,273	37,976,845	22,985,054
More than five years	807,451	6,284,636	5,019,819
	5,686,724	44,261,481	28,004,873

	5,686,724	44,261,481	43,682,831